UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS
(Exact name of Registrant as specified in charter)

110 Wall Street
New York, NY 10005-5991
(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg
Goehring & Rozencwajg Associates, LLC
110 Wall Street
New York, NY 10005-5991
 (Name and address of agent for service)

With copies to:

James M. Forbes, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston St.
Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Goehring & Rozencwajg Resources Fund - Schedules of Investments
As of August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.5%)
ENERGY (49.4%)
Coal Operations (7.1%)
Arch Coal, Inc. - Class A	4,800	$383,376
Contura Energy, Inc.	4,100	256,250
Peabody Energy Corp.(a)	2,154	62,466
		702,092
Exploration & Production (27.2%)
Advantage Oil & Gas Ltd.(a)	12,800	81,592
Carrizo Oil & Gas, Inc.(a)	10,400	139,776
Centennial Resource Development, Inc. - Class A(a)	12,400	214,396
Concho Resources, Inc.(a)	1,100	122,067
Diamondback Energy, Inc.(a)	1,200	108,948
Energen Corp.(a)	3,100	158,968
EOG Resources, Inc.	1,800	152,982
Jones Energy, Inc. - Class A(a)	96,892	95,923
Matador Resources Co.(a)	17,700	417,366
Parsley Energy, Inc. - Class A(a)	13,400	335,670
PDC Energy, Inc.(a)	7,500	294,975
Pioneer Natural Resources Co.	3,500	453,776
RSP Permian, Inc.(a)	3,100	97,278
		2,673,717
Oil & Gas Services & Equipment (15.1%)
Atwood Oceanics, Inc.(a)	6,100	40,077
Basic Energy Services, Inc.(a)	13,400	190,816
CES Energy Solutions Corp.	26,900	114,601
Diamond Offshore Drilling, Inc.(a)	20,300	230,608
Ensco PLC - Class A	44,400	188,700
Helmerich & Payne, Inc.	1,400	59,276
Noble Corp. PLC(a)	58,800	191,688
Rowan Cos. PLC - Class A(a)	25,400	247,650
Transocean Ltd.(a)	27,600	225,216
		1,488,632
MATERIALS (47.1%)
Agricultural Chemicals (10.4%)
CF Industries Holdings, Inc.	10,200	295,698
Mosaic Co.	12,600	251,748
Sociedad Quimica y Minera de Chile SA - Sponsored ADR	10,100	473,993
		1,021,439
Base Metals (21.0%)
Arizona Mining, Inc.(a)	34,400	86,224
Copper Mountain Mining Corp.(a)	144,000	140,685
Dalradian Resources, Inc.(a)	64,100	83,157
Excelsior Mining Corp.(a)	100,400	104,521
First Quantum Minerals Ltd.	18,500	222,963
Freeport-McMoRan, Inc.(a)	20,700	305,945
Hudbay Minerals, Inc.	33,100	288,656
KGHM Polska Miedz SA	5,200	183,814
Lundin Mining Corp.	39,800	300,870
Southern Copper Corp.	5,700	231,990
Turquoise Hill Resources Ltd.(a)	35,800	120,646
		2,069,471
Oil & Gas Services & Equipment (0.3%)
Select Sands Corp.(a)	70,900	28,956

Security Description	Shares	Value
Other Mined Minerals (1.3%)
Hi-Crush Partners LP(a)	200	$1,600
Mountain Province Diamonds, Inc.(a)	20,600	70,770
US Silica Holdings, Inc.	1,900	51,699
		124,069
Precious Metal Mining (14.1%)
Agnico Eagle Mines Ltd.	1,900	97,394
Algold Resources Ltd.(a)	165,000	25,105
Auryn Resources, Inc.(a)	26,300	64,026
Barrick Gold Corp.	4,900	88,151
Endeavour Mining Corp.(a)	11,200	222,430
Goldcorp, Inc.	5,900	81,125
Golden Reign Resources Ltd.(a)	198,100	45,212
Kirkland Lake Gold Ltd.	14,700	191,527
Lion One Metals Ltd.(a)	43,100	23,470
Lundin Gold, Inc.(a)	7,200	30,328
Marathon Gold Corp.(a)	82,000	68,292
New Gold, Inc.(a)	42,000	157,069
Pan American Silver Corp.	9,600	179,136
TMAC Resources, Inc.(a)(b)	4,900	34,727
Torex Gold Resources, Inc.(a)	4,900	82,716
		1,390,708
TOTAL COMMON STOCKS
(Cost $10,342,309)		9,499,084

RIGHTS (0.5%)
ENERGY (0.5%)
Oil & Gas Services & Equipment (0.5%)
Gulfmark Offshore, Inc.(a) (c)	2,234	46,534

TOTAL RIGHTS
(Cost $46,534)		46,534

Security Description	Principal	Value
CORPORATE BOND (1.6%)
ENERGY (1.6%)
Exploration & Production (0.2%)
EV Energy Partners LP / EV Energy Finance Corp. 8.00%, 04/15/2019	$53,000	20,935

Oil & Gas Services & Equipment (1.4%)
Gulfmark Offshore, Inc.(d) 6.38%, 03/15/2022	$160,000	32,800
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 04/01/2022	$150,000	106,125
		138,925
TOTAL CORPORATE BOND
(Cost $236,925)		159,860

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.4%)
Dreyfus Treasury Securities Cash Management (7 day yield 0.870%)	233,629	$233,629

TOTAL SHORT TERM INVESTMENTS
(Cost $233,629)		233,629

TOTAL INVESTMENTS - (101.0%)
(Cost $10,859,397)		9,939,107

Liabilities in Excess of Other Assets - (-1.0%)		(100,176)

NET ASSETS - (100.0%)		$9,838,931

(a)	Non-income producing security.
(b)
Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  As of August 31, 2017, the aggregate market value of those securities was $34,727, which represents approximately 0.35% of net assets.

(c)	Fair valued security; valued in accordance with procedures approved by the Fund's Board of Trustees. As of August 31, 2017, these securities had a total value of $46,534 or 0.47% of total net assets.
(d)	Security is in default and therefore is non-income producing.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund	Quarterly Notes to Schedule of Investments
August 31, 2017 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds, an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Goehring & Rozencwajg Resources Fund	Quarterly Notes to Schedule of Investments
February 28, 2017 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks (a)	$9,499,084	$–	$–	$9,499,084
Rights	–	46,534	–	46,534
Corporate Bonds	–	159,860	–	159,860
Short Term Investments	233,629	–	–	233,629
Total	$9,732,713	$206,394	$–	$9,939,107

(a)	For detailed descriptions of the underlying industries, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended August 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended August 31, 2017, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Goehring & Rozencwajg Resources Fund	Quarterly Notes to Schedule of Investments
August 31, 2017 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Unrealized Appreciation and Depreciation on Investments: As of August 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

Goehring & Rozencwajg Resources Fund
Gross appreciation
(excess of value over tax cost)	$842,249
Gross depreciation
(excess of tax cost over value)	(1,796,365)
Net unrealized depreciation	$(954,116)
Cost of investments for income tax purposes	$10,893,223

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozenwajg
Adam A. Rozencwajg
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozenwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	October 24, 2017